Consolidated statements of financial position - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current
Cash and cash equivalents (Note 6)	$ 39,567	$ 105,310
Restricted cash (Note 6)	48,203	37,672
Trade receivables, net (Note 7)	401,087	186,363
Other accounts receivable (Note 8)	272,021	264,261
Related parties (Note 15)	65,057	42,228
Materials and supplies	62,534	53,853
Prepayments	6,649	32,465
Assets classified as held for sale (Note 9)	455,157	0
Total current assets	1,350,275	722,152
Non-current
Other accounts receivable (Note 8)	280,000	238,000
Property, vessels and equipment, net (Note 9)	1,540,938	2,531,996
Right-of-use assets (Note 10)	337,232	354,232
Intangible assets (Note 12)	160,111	151,250
Concession rights, net (Note 11)	0	1,892
Other non-current assets	43,714	31,025
Total non-current assets	2,361,995	3,308,395
Total assets	3,712,270	4,030,547
Short-term
Short-term portion of the financial debt (Note 14)	57,106	129,085
Short-term leases liabilities (Note 10)	121,378	58,245
Trade payables	437,005	228,959
Accounts payable and accrued expenses (Note 16)	470,068	525,108
Related parties (Note 15)	144,966	1,458
Total short-term liabilities	1,230,523	942,855
Long-term
Long-term portion of the financial debt (Note 14)	65,601	53,644
Long-term lease liabilities (Note 10)	288,497	297,268
Accounts payable	0	23,551
Employee benefits (Note 23)	102,375	150,197
Deferred income tax (Note 21)	206,176	315,624
Total long-term liabilities	662,649	840,284
Total liabilities	1,893,172	1,783,139
Stockholders' equity (Note 17):
Share capital (103,760,541 shares authorized and issued)	2,216,733	2,216,733
Treasury shares (1,577,700 shares)	(46,805)	(46,805)
Accumulated losses	(1,165,223)	(963,602)
Other components of equity	778,468	999,675
Controlling interest	1,783,173	2,206,001
Non-controlling interest	35,925	41,407
Total stockholders' equity	1,819,098	2,247,408
Total liabilities and stockholders' equity	$ 3,712,270	$ 4,030,547